Affiliated Companies and Variable Interest Entities (Tables)	12 Months Ended
Mar. 31, 2016
Summary of Financial Information for Affiliated Companies Accounted for by Equity Method

Summarized financial information for affiliated companies accounted for by the equity method is shown below:

	Yen in millions
	March 31,
	2015	2016
Current assets	11,380,649	11,299,674
Noncurrent assets	11,890,150	10,961,889

Total assets	23,270,799	22,261,563

Current liabilities	7,330,762	7,414,894
Long-term liabilities and noncontrolling interests	5,965,242	5,509,745
Affiliated companies accounted for by the equity method shareholders’ equity	9,974,795	9,336,924

Total liabilities and shareholders’ equity	23,270,799	22,261,563

Toyota’s share of affiliated companies accounted for by the equity method shareholders’ equity	2,691,222	2,631,389

Number of affiliated companies accounted for by the equity method at end of period	54	54

	Yen in millions
	For the years ended March 31,
	2014	2015	2016
Net revenues	28,289,687	30,163,457	31,037,029

Gross profit	3,385,048	3,614,946	3,852,899

Net income attributable to affiliated companies accounted for by the equity method	963,003	966,133	957,742

Equity in earnings of affiliated companies attributable to Toyota Motor Corporation	318,376	308,545	329,099

Entities Comprising Significant Portion of Toyota's Investment in Affiliated Companies and Percentage of Ownership

Entities comprising a significant portion of Toyota’s investment in affiliated companies and percentage of ownership are presented below:

	Percentage of ownership
	March 31,
Name of affiliated companies	2015	2016
Denso Corporation	24.9%	24.9%
Toyota Industries Corporation	24.6%	24.6%
Aisin Seiki Co., Ltd.	23.3%	23.3%
Toyota Tsusho Corporation	22.0%	22.0%
Toyoda Gosei Co., Ltd.	43.0%	43.0%

Account Balances and Transactions with Affiliated Companies

Account balances and transactions with affiliated companies are presented below:

	Yen in millions
	March 31,
	2015	2016
Trade accounts and notes receivable, and other receivables	266,999	256,700
Accounts payable and other payables	635,878	676,415

	Yen in millions
	For the years ended March 31,
	2014	2015	2016
Net revenues	1,854,708	1,785,238	1,804,493
Purchases	4,289,583	5,065,613	4,359,854